Restatement of the Consolidated Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Digital currencies						$ 217,119
Total current assets	$ 541,479		$ 541,479		$ 60,450	588,189
Total Assets	543,165		543,165		63,153	589,424
Accumulated deficit	(116,254,970)		(116,254,970)		(115,343,192)	(114,516,772)
Total stockholders' equity	411,481	$ (93,045)	411,481	$ (93,045)	(255,993)	513,427	$ 93,152	$ 131,804	$ (45,250,567)
Total Liabilities and stockholders' equity	543,165		543,165		63,153	589,424
Gross profit						4,320
Revaluation of digital currencies
Net loss from operations					(990,169)	(1,569,773)
Realized gain on sale of digital currencies	(523)	47,055	(523)	158,194	163,749	299,092
Other income						39,643
Total other expenses	(86,774)	47,055	(98,774)	158,194	163,749	(43,894,796)
Net loss	$ (347,547)	$ (224,849)	$ (911,778)	$ (606,472)	$ (826,420)	$ (45,464,569)
Basic and Diluted Loss per Share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.05)	$ (0.00)	$ (0.37)
Basic and Diluted Shares	15,841,314	12,418,059	14,120,866	12,357,057	371,561,990	123,548,858
Change in fair value of digital currencies
Proceeds from sale of digital currencies						332,172
Decrease in Digital Currencies
Net cash used in operating activities			$ (880,400)	$ (298,662)	$ (505,619)	(1,488,254)
Previously Reported [Member]
Digital currencies						616,352
Total current assets						987,422
Total Assets						988,657
Accumulated deficit						(114,117,539)
Total stockholders' equity						912,660
Total Liabilities and stockholders' equity						988,657
Gross profit						709,266
Revaluation of digital currencies						704,946
Net loss from operations						(864,827)
Realized gain on sale of digital currencies
Other income						33,022
Total other expenses						(44,200,509)
Net loss						$ (45,065,336)
Basic and Diluted Loss per Share						$ (0.36)
Basic and Diluted Shares						123,548,858
Change in fair value of digital currencies						$ (704,946)
Proceeds from sale of digital currencies
Decrease in Digital Currencies						338,793
Net cash used in operating activities						(1,488,254)
Restatement Adjustment [Member]
Digital currencies						(399,233)
Total current assets						(399,233)
Total Assets						(399,233)
Accumulated deficit						(399,233)
Total stockholders' equity						(399,233)
Total Liabilities and stockholders' equity						(399,233)
Gross profit						(704,946)
Revaluation of digital currencies						(704,946)
Net loss from operations						(704,946)
Realized gain on sale of digital currencies						299,092
Other income						6,621
Total other expenses						305,713
Net loss						$ (399,233)
Basic and Diluted Loss per Share						$ (0.01)
Basic and Diluted Shares
Change in fair value of digital currencies						$ 704,946
Proceeds from sale of digital currencies						332,172
Decrease in Digital Currencies						(338,793)
Net cash used in operating activities